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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-21238

                   PIMCO CORPORATE & INCOME OPPORTUNITY FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       1633 BROADWAY, NEW YORK, NY 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                 ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC
                                 1633 BROADWAY
                              NEW YORK, NY 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: November 30

         Date of reporting period: July 1, 2011 through June 30, 2012

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PIMCO Corporate & Income Opportunity Fund - ICA# - 811-21238

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Registrant : PIMCO Corporate & Income Opportunity Fund
Fund Name : PIMCO Corporate & Income Opportunity Fund
Fund Formerly PIMCO Corporate Opportunity Fund
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The Royal Bank of Scotland Group plc
Ticker     Security ID:             Meeting Date          Meeting Status
RBS        CUSIP G76891111          05/30/2012            Voted
Meeting Type                        Country of Trade
Annual                              United Kingdom
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Accept Financial         Mgmt       For        For        For
            Statements and
            Statutory  Reports

2          Approve Remuneration     Mgmt       For        For        For
            Report

3          Elect Alison Davis as    Mgmt       For        For        For
            Director

4          Elect Tony Di Iorio as   Mgmt       For        For        For
            Director

5          Elect Baroness Noakes    Mgmt       For        For        For
            as Director

6          Re-elect Sandy Crombie   Mgmt       For        For        For
            as Director

7          Re-elect Philip Hampton  Mgmt       For        For        For
            as Director

8          Re-elect Stephen Hester  Mgmt       For        For        For
            as Director

9          Re-elect Penny Hughes    Mgmt       For        For        For
            as Director

10         Re-elect Joe MacHale as  Mgmt       For        For        For
            Director

11         Re-elect Brendan Nelson  Mgmt       For        For        For
            as Director

12         Re-elect Art Ryan as     Mgmt       For        For        For
            Director

13         Re-elect Bruce Van Saun  Mgmt       For        For        For
            as Director

14         Re-elect Philip Scott    Mgmt       For        For        For
            as Director

15         Reappoint Deloitte LLP   Mgmt       For        For        For
            as Auditors

16         Authorise the Group      Mgmt       For        For        For
            Audit Committee to Fix
            Remuneration of
            Auditors

17         Authorise Issue of       Mgmt       For        For        For
            Equity with
            Pre-emptive Rights

18         Authorise Issue of       Mgmt       For        For        For
            Equity without
            Pre-emptive Rights

19         Approve Sub-division     Mgmt       For        For        For
            and Consolidation of
            Ordinary Shares

20         Amend Articles of        Mgmt       For        For        For
            Association Re:
            Deferred Shares

21         Authorise Issue of       Mgmt       For        For        For
            Equity with
            Pre-emptive Rights to
            Convert B Shares Into
            Ordinary Shares

22         Authorise Issue of       Mgmt       For        For        For
            Equity without
            Pre-emptive Rights to
            Convert B Shares Into
            Ordinary Shares

23         Amend 2007 Sharesave     Mgmt       For        For        For
            Plan and 2007 Irish
            Sharesave Plan

24         Authorise the Company    Mgmt       For        For        For
            to Call EGM with Two
            Weeks' Notice

25         Approve EU Political     Mgmt       For        For        For
            Donations and
            Expenditure
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SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO Corporate & Income Opportunity Fund

By (Signature and Title)*:  /s/ Brian Shlissel
                            ----------------------------------
                            Name: Brian Shlissel
                            Title: President and
                            Chief Executive Officer

Date: August 27, 2012

* Print the name and title of each signing officer under his or her signature.